Description of Business, Organization, and Basis of Presentation (Details) - Schedule of of operations of the VIEs - Variable Interest Entities, Primary Beneficiary [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Revenue	¥ 1,915,875,820	¥ 2,939,040,096	¥ 4,030,796,059
Net income	¥ 658,400,554	¥ 663,949,174	¥ 910,293,862